Material accounting policies (Details 2 )	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Software | Bottom of range
Significant accounting policies
Estimated useful lives of intangible assets	3 years	3 years
Software | Top of range
Significant accounting policies
Estimated useful lives of intangible assets	5 years	5 years
Customer relationship | Bottom of range
Significant accounting policies
Estimated useful lives of intangible assets	4 years	4 years
Customer relationship | Top of range
Significant accounting policies
Estimated useful lives of intangible assets	19 years	19 years
Non-compete agreement
Significant accounting policies
Estimated useful lives of intangible assets	5 years	5 years
Other
Significant accounting policies
Estimated useful lives of intangible assets	20 years
Other | Bottom of range
Significant accounting policies
Estimated useful lives of intangible assets		1 year
Other | Top of range
Significant accounting policies
Estimated useful lives of intangible assets		20 years
IT equipment | Bottom of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	2 years
IT equipment | Top of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Furniture and fixtures | Bottom of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	7 years
Furniture and fixtures | Top of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	10 years
Leasehold improvements | Bottom of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	1 year
Leasehold improvements | Top of range
Significant accounting policies
Estimated useful lives of property, plant and equipment	8 years